Financial Assets and Liabilities (Tables)	3 Months Ended
Mar. 31, 2026
Presentation of leases for lessee [abstract]
Schedule of Financial Assets and Financial Liabilities

Financial assets and liabilities comprise the following:

(EUR’000)	March 31, 2026	December 31, 2025
Financial assets by category
Trade receivables	178,676	141,333
Other receivables (excluding indirect tax receivables)
Lease receivables	26,571	10,268
Other receivables	11,710	9,322
Cash and cash equivalents	572,820	616,041
Financial assets measured at amortized cost	789,777	776,964
Total financial assets	789,777	776,964
Classified in the statement of financial position
Non-current assets	27,367	10,870
Current assets	762,410	766,094
Total financial assets	789,777	776,964

Financial liabilities by category
Borrowings
Convertible senior notes	448,176	429,391
Royalty funding liabilities	298,052	290,871
Lease liabilities	150,436	151,524
Trade payables and accrued expenses	78,588	90,657
Other liabilities (excluding indirect tax, and employee related payables)	14,325	1,046
Financial liabilities measured at amortized cost	989,577	963,489
Derivative liabilities	290,482	256,231
Financial liabilities measured at fair value through profit or loss	290,482	256,231
Total financial liabilities	1,280,059	1,219,720
Classified in the statement of financial position
Non-current liabilities	386,106	385,254
Current liabilities	893,953	834,466
Total financial liabilities	1,280,059	1,219,720

Summary of Fair Value Hierarchy

	March 31, 2026		December 31, 2025
(EUR’000)	Carrying amount	Fair value	Carrying amount	Fair value	Fair value level
Convertible senior notes	448,176	448,447	429,391	426,429	2
Royalty funding liabilities	298,052	302,675	290,871	296,899	3
Financial liabilities measured at amortized cost	746,228	751,122	720,262	723,328
Derivative liabilities	290,482	290,482	256,231	256,231	3
Financial liabilities measured at fair value through profit or loss	290,482	290,482	256,231	256,231

Movements in Level 3 Fair Value Measurements

The following table specifies movements in Level 3 fair value measurements:

(EUR’000)	2026	2025
Derivative liabilities
January 1	256,231	150,670
Remeasurement recognized in finance (income) or expense	34,251	23,911
March 31	290,482	174,581

Summary of Maturity Analysis For Financial Liabilities

The following table summarizes maturity analysis (on an undiscounted basis) for non-derivative financial liabilities recognized in the unaudited condensed consolidated interim statements of financial position.

(EUR’000)	< 1 year	1-5 years	>5 years	Total contractual cash-flows	Carrying amount
Financial liabilities
March 31, 2026
Borrowings (excluding lease liabilities)	55,863	833,037	124,530	1,013,430	746,228
Lease liabilities	21,474	82,273	90,277	194,024	150,436
Trade payables, accrued expenses and other liabilities	92,913	—	—	92,913	92,913
Total financial liabilities	170,250	915,310	214,807	1,300,367	989,577